SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund

Supplement dated February 28, 2013
to the Class A Shares Prospectus dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Debt Fund.

Change in Sub-Advisers for the Emerging Markets Debt Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Debt Fund, the text relating to ING Investment Management Advisors B V is hereby deleted.

In addition, under the heading "Emerging Markets Debt Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to ING Investment Management Advisors B V is hereby deleted.

There are no other changes in the portfolio management of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F- 189 (02/13)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund

Supplement dated February 28, 2013
to the Statement of Additional Information ("SAI") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Debt Fund.

Change in Sub-Advisers for the Emerging Markets Debt Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to ING Investment Management Advisors B V's management of the Emerging Markets Debt Fund is hereby deleted.

In addition, under the heading "IIMA," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to ING Investment Management Advisors B V's management of the Emerging Markets Debt Fund is hereby deleted.

There are no other changes in the portfolio management of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-190 (02/13)